INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31,
	2025	2024
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
Others	392	417
Total	116,475	116,500